SCHEDULE OF NON OPERATING LOSS CARRYFORWARDS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Total	$ 6,275,526	$ 6,068,054
2029 [Member]
Operating Loss Carryforwards [Line Items]
Total	891,014
2030 [Member]
Operating Loss Carryforwards [Line Items]
Total	1,081,844
2031 [Member]
Operating Loss Carryforwards [Line Items]
Total	1,245,577
2037 [Member]
Operating Loss Carryforwards [Line Items]
Total	2,238,533
2038 [Member]
Operating Loss Carryforwards [Line Items]
Total	372,149
2039 [Member]
Operating Loss Carryforwards [Line Items]
Total	72,378
2040 [Member]
Operating Loss Carryforwards [Line Items]
Total	166,494
2041 [Member]
Operating Loss Carryforwards [Line Items]
Total	$ 207,537